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                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2


        1.      Name and address of issuer:

                             Mercury HW Variable Trust
                             725 South Figueroa Street, Suite 4000
                             Los Angeles, CA 90017

        2. Name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [X]

        3.      Investment Company Act File Number: 811-08163

                Securities Act File Number: 333-24349

        4(a).   Last day of fiscal year for which this Form is filed:

                             December 31, 2000

        (b). [ ] Check box if this Form is being filed late (i.e. more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2.)

        Note: If the Form is being filed late, interest must be paid on the registration fee due.

        4(c). [ ] Check box if this is the last time the issuer will be filing this Form.

        5.      Calculation of registration fee:

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
                (i)      Aggregate sale price of securities
                         sold during the fiscal year pursuant
                         to section 24(f):                                  $ 313,009,117
                                                                            -------------

               (ii)      Aggregate price of securities redeemed
                         or repurchased during the fiscal year
                         (if applicable):                                   $ 245,770,024
                                                                            -------------
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
              (iii)      Aggregate price of securities redeemed or
                         repurchased during any prior fiscal year ending
                         no earlier than October 11, 1995 that were not
                         previously used to reduce registration fees
                         payable to the Commission:                         $  39,052,977
                                                                            -------------

               (iv)      Total available redemption credits
                         [add Items 5(ii) and 5(iii)]:                      $ 284,823,001
                                                                            -------------

                (v)      Net sales -- If Item 5(i) is greater
                         than Item 5(iv) [subtract Item 5(iv)
                         from Item 5(i)]:                                   $  28,186,116
                                                                            -------------

               (vi)      Redemption credits available for use in
                         future years -- If Item 5(i) is less
                         than Item 5(iv) [subtract Item 5(iv)
                         from Item 5(i)]:                                   $           0
                                                                            -------------

              (vii)      Multiplier for determining registration
                         fee (See Instruction C.9):                         x     .000250
                                                                            -------------

             (viii)      Registration fee due [multiply Item 5(v)
                         by Item 5(vii)] (enter "0" if no fee is
                         due):                                              = $     7,047
                                                                            -------------
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        6.      Prepaid Shares

                If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities
                Act of 1933 pursuant to rule 24e-2 as in effect before October
                11, 1997, then report the amount of securities (number of shares or other units) deducted here: ______. If there is a number of shares or other units that were registered pursuant to rule
                24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: ______.

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
        7.      Interest due - if this Form is being filed
                more than 90 days after the end of the
                issuer's fiscal year (See Instruction D):                   + $         0
                                                                            -------------

        8.      Total of the amount of the registration fee due
                plus any interest due [line 5(viii) plus
                line 7]:                                                    = $     7,047
                                                                            -------------
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
        9.      Date the registration fee and any interest
                payment was sent to the Commission's lockbox
                depository:                                            March 21, 2001


                Method of Delivery:

                [x] Wire Transfer

                [ ] Mail or other means



                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)               /s/ Nancy Celick
                                       -----------------------------------------
                                           Nancy Celick, President

Date:  March 21, 2001